Basis of Preparation - Group statement of changes in equity (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Statements [Line Items]
Beginning balance	[1]	£ 18,926		£ 21,325	£ 19,277
Profit for the year	[1]	2,184		2,066	2,733
Other comprehensive income (loss) – before tax	[1]	1,139		(1,671)	1,163
Tax on other comprehensive income (loss)	[1]	(262)		445	(235)
Transferred to the income statement	[1]	277		(938)	(230)
Comprehensive income (loss)	[1]	3,338		(98)	3,431
Share-based payments	[1]	84		57	58
Tax on share-based payments	[1]	(2)		(6)	12
Other movements	[1]	1		(2)	(3)
Ending balance	[1]	22,347	[2]	18,926	£ 21,325
Equity Published [Member]
Statements [Line Items]
Beginning balance		18,926
Profit for the year		2,184
Other comprehensive income (loss) – before tax		1,615
Tax on other comprehensive income (loss)		(345)
Transferred to the income statement		277
Comprehensive income (loss)		3,731
Share-based payments		84
Tax on share-based payments		(2)
Other movements		1
Ending balance		22,740		£ 18,926
Retained Earnings Pension Adjustment [Member]
Statements [Line Items]
Other comprehensive income (loss) – before tax		(476)
Tax on other comprehensive income (loss)		83
Comprehensive income (loss)		(393)
Ending balance		£ (393)

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements